Credit Facilities and Long-term Debt	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Credit Facilities and Long-term Debt
CREDIT FACILITIES AND LONG-TERM DEBT:
Our credit facility consists of a $250.0 term loan (Term Loan) and a $300.0 revolving credit facility (Revolving Facility), each maturing in May 2020. At December 31, 2017, $187.5 was outstanding under the Term Loan and there were no amounts outstanding under the Revolving Facility (December 31, 2016 — $227.5 outstanding, comprised of $15.0 under the Revolving Facility and $212.5 under the Term Loan).

The Revolving Facility has an accordion feature that allows us to increase the $300.0 limit by an additional $150.0 on an uncommitted basis upon satisfaction of certain terms and conditions. The Revolving Facility also includes a $25.0 swing line, subject to the overall revolving credit limit, that provides for short-term borrowings up to a maximum of seven days. The Revolving Facility permits us and certain designated subsidiaries to borrow funds for general corporate purposes, including acquisitions. Borrowings under the Revolving Facility bear interest for the period of the draw at various base rates selected by us consisting of LIBOR, Prime, Base Rate Canada, and Base Rate (each as defined in the amended credit agreement), plus a margin. The margin for borrowings under the Revolving Facility ranges from 0.6% to 1.4% (except in the case of the LIBOR base rate, in which case, the margin ranges from 1.6% to 2.4%), based on a specified financial ratio based on indebtedness. The Term Loan bears interest at LIBOR plus a margin ranging from 2.0% to 3.0% based on the same financial ratio.
We are required to comply with certain restrictive covenants under the credit facility, including those relating to the incurrence of senior ranking indebtedness, the sale of assets, a change of control, and certain financial covenants related to indebtedness and interest coverage. Certain of our assets are pledged as security for borrowings under this facility. If an event of default occurs and is continuing, the administrative agent may declare all advances on the facility to be immediately due and payable and may cancel the lenders’ commitments to make further advances thereunder.
The following table sets forth our borrowings under the Revolving Facility and Term Loan, and our finance lease obligations, as of December 31, 2017 and 2016:

	December 31 2016	December 31 2017
Borrowings under the Revolving Facility	$15.0	$—
Term Loan	212.5	187.5
Total borrowings under credit facility	227.5	187.5
Less: unamortized debt issuance costs (i)	(1.2)	(0.8)
Finance lease obligations (see notes 4 and 24) (ii)	18.4	17.7
	$244.7	$204.4
Comprised of:
Current portion of borrowings under credit facility and finance lease obligations	$56.0	$37.9
Long-term portion of borrowings under credit facility and finance lease obligations	188.7	166.5
	$244.7	$204.4

(i)
We incurred debt issuance costs in connection with an amendment of our credit facility in 2015 to add the Term Loan, which we recorded as an offset against the proceeds from the Term Loan. Such costs are deferred and amortized over the term of the Term Loan using the effective interest rate method.

(ii)
At December 31, 2017, $11.1 (December 31, 2016 — $15.3) of our finance lease obligations related to our solar panel manufacturing equipment. Such solar equipment lease obligations were recorded as current liabilities on our consolidated balance sheet as at December 31, 2017. In connection with the anticipated disposition of such equipment, we terminated and settled these lease obligations in full in January 2018. See note 4.

The amounts outstanding under the Revolving Facility are due upon maturity of the facility in May 2020. We are permitted to repay amounts prior to maturity. Prepayments are also required under certain circumstances.

The Term Loan requires quarterly principal repayments of $6.25, and a lump sum repayment of the remainder outstanding at maturity. At December 31, 2017, the remaining mandatory principal repayments of the Term Loan were as follows:

Years ending December 31	Amount
2018	$25.0
2019	25.0
2020 (to maturity in May 2020)	137.5
$187.5

We are permitted to make voluntary prepayments of the Term Loan, subject to certain terms and conditions. Prepayments on the Term Loan are also required under certain circumstances. Repaid amounts on the Term Loan may not be re-borrowed.

At December 31, 2017, we were in compliance with all restrictive and financial covenants under our credit facility. Commitment fees paid in 2017 were $1.3 (2016 — $1.4; 2015 — $1.3). At December 31, 2017, we had $23.2 (December 31, 2016 — $25.8) outstanding in letters of credit under this facility.

We also have a total of $73.5 (December 31, 2016 — $70.0) in uncommitted bank overdraft facilities available for intraday and overnight operating requirements. There were no amounts outstanding under these overdraft facilities at December 31, 2017 or December 31, 2016.
The amounts we borrow and repay under these facilities can vary significantly from month-to-month depending upon our working capital and other cash requirements.